Share based compensation - Disclosure of key terms and conditions related to grants (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares)	992,777	225,154
Stock option Plan C
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares)	11,530
Vesting period	4 years
Contractual life of options	6 years
Tranche 1 | Equity Incentive Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting percentage	50.00%
Tranche 2 | Equity Incentive Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Vesting percentage	50.00%
Board | Equity Incentive Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares)	185,340
Vesting period	1 year
Contractual life of options	8 years
Employees/Board | Tranche 1 | Equity Incentive Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares)	405,280
Vesting period	2 years
Vesting percentage	50.00%
Contractual life of options	8 years
Employees/Board | Tranche 2 | Equity Incentive Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares)	390,627
Vesting period	3 years
Vesting percentage	50.00%
Contractual life of options	8 years